Changes in the scope of consolidation in 2020 - Summary of Provisional Purchase Price Allocation (Details) - Principia € in Millions	Sep. 28, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	€ 2,534
Other current and non-current assets and liabilities	(38)
Cash and cash equivalents	186
Net deferred tax position	(437)
Net assets at acquisition date	2,245
Goodwill	913
Purchase price	€ 3,158